INTANGIBLE ASSETS, NET (Schedule of Estimated Amortization Expense) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
INTANGIBLE ASSETS, NET
2021	¥ 1,244	$ 191
2022	388	59
2023	336	51
2024	96	15
2025	85	13
2026 and thereafter	249	39
Intangible assets, net	¥ 2,398	$ 368	¥ 4,505